Weighted-Average Assumptions Used in Estimating Fair Value of Option Grants by Using Black-Scholes-Merton Model (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	1.75%	0.72%	0.69%
Expected volatility	92.31%	99.73%	102.40%
Expected term in years	4 years 10 months 17 days	4 years 8 months 9 days	4 years 2 months 27 days
Dividend yield